Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 10,347,735	$ 11,689,949	$ 22,583,721	$ 25,847,277
Costs and Expenses
Selling expenses	7,868,719	9,616,584	17,154,951	20,278,399
General and administrative expenses	4,771,258	4,754,944	9,780,642	8,900,154
Restructuring and severance expenses	1,205,689		1,205,689
Total Costs and Expenses	13,845,666	14,371,528	28,141,282	29,178,553
Loss from Operations	(3,497,931)	(2,681,579)	(5,557,561)	(3,331,276)
Other (Expenses) Income
Interest expense, net of interest income	(9,678)	(2,194)	(13,537)	(10,043)
Amortization of debt discount				(12,833)
Other income	29,103	89,018	68,852	370,362
Changes in fair value of contingent purchase consideration	(465,761)		(915,774)
Other expense	(9,941)	(1,208)	(11,011)	(28,138)
Gain (loss) on marketable securities	15,000	(287,500)	92,500	(92,500)
Total Other Income (Expenses)	(441,277)	(201,884)	(778,970)	226,848
Loss Before income taxes	(3,939,208)	(2,883,463)	(6,336,531)	(3,104,428)
Income tax provision	123,949	112,113	(32,944)	(276,501)
Net Loss	(3,815,259)	(2,771,350)	(6,369,475)	(3,380,929)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(358,456)	84,743	(510,231)	(259,347)
Comprehensive Loss	$ (4,173,715)	$ (2,686,607)	$ (6,879,706)	$ (3,640,276)
Loss per common share – basic and diluted	$ (0.16)	$ (0.13)	$ (0.27)	$ (0.16)
Weighted average number of common shares outstanding – basic and diluted	24,118,752	22,012,153	23,818,620	21,761,334